Income tax	12 Months Ended
Dec. 31, 2024
Disclosure Of Income Tax [Abstract]
Income tax	Income tax
An analysis of the Group’s Income tax expense for periods presented is set out below:

	2024	2023	2022
	(in € millions)
Current tax expense
Current year	237	61	82
Changes in estimates in respect to prior years	8	(9)	13
	245	52	95
Deferred tax benefit
Temporary differences	38	(115)	(158)
Change in recognition of deferred tax	(88)	92	124
Change in tax rates	(1)	(1)	—
Changes in estimates in respect to prior years	2	(1)	(1)
Other	7	—	—
	(42)	(25)	(35)
Income tax expense	203	27	60
For the years ended December 31, 2024, 2023, and 2022, the Group recorded an income tax expense of €83 million, €13 million, and €26 million, respectively, in other comprehensive income.
In 2024, the Group recognized current income tax expense of €21 million related to accruals of uncertain tax positions and has cumulatively recorded liabilities of €29 million for uncertain tax positions at December 31, 2024, none of which are reasonably expected to be resolved within 12 months. Interest and penalties included in income tax expense were not material in any of the periods presented.
A reconciliation between the Income tax expense for the year, and the theoretical tax expense that would arise when applying the statutory tax rate in Luxembourg of 24.94% to the consolidated income before tax for each of the years ended December 31, 2024, 2023, and 2022 is shown in the table below:

	2024	2023	2022
	(in € millions)
Income/(loss) before tax	1,341	(505)	(370)
Tax using the Luxembourg tax rate	335	(126)	(93)
Effect of tax rates in foreign jurisdictions	(37)	1	(11)
Permanent differences	61	69	23
Change in unrecognized deferred taxes	(173)	92	124
Adjustments in respect of previous years	10	(10)	12
Foreign withholding taxes	1	2	2
Other	6	(1)	3
Income tax expense	203	27	60
The Group will be subject to tax in future periods as a result of foreign exchange movements between USD, EUR, and SEK, primarily related to its investment in TME.
The major components of deferred tax assets and liabilities are comprised of the following:

	2024	2023
	(in € millions)
Intangible assets	(63)	(52)
Share-based compensation	148	14
Tax losses carried forward	191	97
Property and equipment	34	32
Unrealized gains	(173)	(117)
Lease right-of-use asset	(67)	(69)
Lease liability	86	105
Accrued expenses and other liabilities	3	1
Other	6	9
Net deferred tax assets	165	20
The increase in deferred tax assets is due mainly to the recognition of deferred tax assets related to deductible temporary differences and net operating loss carry-forwards in Sweden, based on the expectation of future taxable profits against which these deductible temporary differences can be utilized.
A reconciliation of net deferred tax is shown in the table below:

	2024	2023	2022
	(in € millions)
At January 1	20	3	13
Movement recognized in consolidated statement of operations	42	25	36
Movement recognized in consolidated statement of changes in equity and other comprehensive income	103	(8)	(32)
Movement due to acquisition	—	—	(14)
At December 31	165	20	3

Deferred tax assets and deferred tax liabilities are offset if a legally enforceable right exists to set off current tax assets against current tax liabilities and the deferred taxes relate to the same taxable entity and the same taxation authority.

Reconciliation to consolidated statement of financial position	2024	2023
	(in € millions)
Deferred tax assets	186	28
Deferred tax liabilities	21	8
Deferred tax assets have not been recognized in respect of the following items, because it is not probable that future taxable profit will be available against which entities within the Group can realize the benefits.

	2024	2023
	(in € millions)
Intangible assets	72	66
Share-based compensation	261	106
Tax losses carried forward	55	294
Tax credits carried forward	92	102
Capitalized research & development costs	279	187
Lease liability	41	28
Other	18	13
Total	818	796
We believe it is possible that within the next 12 months sufficient positive evidence will exist to support the recognition of U.S. Federal and State deferred tax assets. At December 31, 2024 the total unrecognized balance in the U.S. was €780 million. The exact timing and amount of recognition is dependent on various factors including, but not limited to, the level of profitability and the level of benefit from share-based compensation deductions in future periods. The recognition of the U.S. deferred tax assets would result in an income tax benefit in the consolidated statement of operations as well as a credit in equity recorded in the quarter in which the determination is made.
At December 31, 2024, no deferred tax liability had been recognized on investments in subsidiaries because the Company has concluded it has the ability and intention to control the timing of any distribution from its subsidiaries. There are no distributions planned in the foreseeable future. It is not practicable to calculate the unrecognized deferred tax liability on investments in subsidiaries.
Tax losses and credit carry-forwards as at December 31, 2024 were expected to expire as follows:

Expected expiry	2025 - 2034	2035 and onwards	Unlimited	Total
	(in € millions)
Tax loss carry-forwards	117	251	937	1,305
Research and development credit carry-forward	—	79	—	79
The Group has significant net operating loss carry-forwards in Luxembourg of €37 million, as well as foreign jurisdictions including the United States of €238 million (€7 million federal and €231 million state and local), Sweden of €870 million, India of €117 million and other foreign jurisdictions of €43 million. In certain jurisdictions, if the Group is unable to earn sufficient income or profits to utilize such carry-forwards before they expire, they will no longer be available to offset future income or profits.
In the United States, the remaining €7 million federal net operating loss carry-forwards and a portion of the state net operating loss carry-forwards are subject to an annual limitation as defined by Section 382 of the Internal Revenue Code (“Section 382”). Additionally, the losses generated after January 1, 2018 can be carried forward indefinitely but are subject to an 80% taxable income limitation upon utilization.
In Sweden, our net operating losses can be carried forward indefinitely. Utilization of these net operating loss carry-forwards may be subject to a substantial annual limitation if there is an ownership change within the meaning of Chapter 40, paragraphs 10-14, of the Swedish Income Tax Act (the “Swedish Income Tax Act”).
The Group’s most significant tax jurisdictions are Sweden and the U.S. (both at the federal level and in various state jurisdictions). In the U.S., tax years beginning in or after 2013 and 2014 remain open to tax authority examinations at the state and federal level, respectively. In Sweden, tax years beginning in or after 2019 remain open to adjustment. U.S. tax loss and tax credit carry-forwards generated in periods prior to 2014 remain open to adjustment through the end of the statute of limitations related to the year the carry-forward is used to offset taxable income. Certain of the Group’s subsidiaries are currently under examination by national, and in the case of the U.S. national and state level, tax authorities for tax years from 2013-2022. These examinations may lead to adjustments to the Group’s taxes.
The Group’s Advance Pricing Agreement (“APA”) process between Sweden and the U.S. concluded in July 2024 with a unilateral APA between Spotify US and the IRS covering the years 2014-2021. The US agreement accepted our returns as filed.
The Group is in scope of the OECD Pillar Two model rules (“the P2 Model Rules” or “P2 Rules”). The legislation is effective for the Group’s financial year beginning January 1, 2024. The rules impose a minimum 15% effective tax rate, based on the P2 Rules, applicable in each jurisdiction in which the Group operates. To come into force, the P2 Model Rules must be enacted into local tax legislation by each participating country. The OECD and participating countries have enacted (or are in the process of enacting) legislation and issue administrative guidance in jurisdictions in which the Group operates, including Luxembourg and Sweden.
The impact of Pillar Two income taxes is not material based on the most recently available financial information of the Group.
In May 2023, the IASB amended IAS 12 Income Taxes to include a mandatory temporary exception from recognizing or disclosing deferred taxes relating to the Pillar Two legislation. The Group has applied this mandatory exception which did not have a material impact to the consolidated financial statements.